SIGNIFICANT ACCOUNTING POLICIES (Schedule of weighted-average assumptions) (Details)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Dividend yield	0.00%
Risk-free interest rate	1.17%
Expected term (in years)	4 years 6 months
Volatility	76.13%
Forfeiture rate	10.00%